DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)
Fair value hedges [member] | The Group [member] | Interest rate swap contract [member] | FixedRateMorgages [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets	£ 53,136	[1]
Carrying amount of the hedged item, Liabilities		[1]
Accumulated amount of fair value adjustment on the hedged item, Assets	(45)	[1]
Accumulated amount of fair value adjustment on the hedged item, Liabilities		[1]
Change in fair value of hedged item for ineffectiveness assessment	(173)	[1]
Fair value hedges [member] | The Group [member] | Interest rate swap contract [member] | Fixed Rate Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets		[2]
Carrying amount of the hedged item, Liabilities	44,009	[2]
Accumulated amount of fair value adjustment on the hedged item, Assets		[2]
Accumulated amount of fair value adjustment on the hedged item, Liabilities	1,545	[2]
Change in fair value of hedged item for ineffectiveness assessment	750	[2]
Fair value hedges [member] | The Group [member] | Interest rate swap contract [member] | Fixed rate borrowings [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets		[3]
Carrying amount of the hedged item, Liabilities	6,528	[3]
Accumulated amount of fair value adjustment on the hedged item, Assets		[3]
Accumulated amount of fair value adjustment on the hedged item, Liabilities	(103)	[3]
Change in fair value of hedged item for ineffectiveness assessment	12	[3]
Fair value hedges [member] | The Group [member] | Interest rate swap contract [member] | Fixed Rate Bonds [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets	23,285	[3],[4]
Carrying amount of the hedged item, Liabilities		[4]
Accumulated amount of fair value adjustment on the hedged item, Assets	232	[3],[4]
Accumulated amount of fair value adjustment on the hedged item, Liabilities		[4]
Change in fair value of hedged item for ineffectiveness assessment	(666)	[3],[4]
Fair value hedges [member] | The Bank [member] | Interest rate swap contract [member] | Fixed Rate Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets		[2]
Carrying amount of the hedged item, Liabilities	34,881	[2]
Accumulated amount of fair value adjustment on the hedged item, Assets		[2]
Accumulated amount of fair value adjustment on the hedged item, Liabilities	791	[2]
Change in fair value of hedged item for ineffectiveness assessment	334	[2]
Fair value hedges [member] | The Bank [member] | Interest rate swap contract [member] | Fixed rate borrowings [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets		[3]
Carrying amount of the hedged item, Liabilities	6,528	[3]
Accumulated amount of fair value adjustment on the hedged item, Assets		[3]
Accumulated amount of fair value adjustment on the hedged item, Liabilities	(103)	[3]
Change in fair value of hedged item for ineffectiveness assessment	12	[3]
Fair value hedges [member] | The Bank [member] | Interest rate swap contract [member] | Fixed Rate Bonds [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets	23,105	[4]
Carrying amount of the hedged item, Liabilities		[4]
Accumulated amount of fair value adjustment on the hedged item, Assets	232	[4]
Accumulated amount of fair value adjustment on the hedged item, Liabilities		[4]
Change in fair value of hedged item for ineffectiveness assessment	(666)	[4]
Cash flow hedges [member] | The Group [member] | Interest rate swap contract [member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(131)	[5]
Cash flow hedge/currency translation reserve, Continuing hedges	(8)	[5]
Cash flow hedge/currency translation reserve, Discontinued hedges	(7)	[5]
Cash flow hedges [member] | The Group [member] | Interest rate swap contract [member] | Customer Loans [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	478	[1]
Cash flow hedge/currency translation reserve, Continuing hedges	860	[1]
Cash flow hedge/currency translation reserve, Discontinued hedges	259	[1]
Cash flow hedges [member] | The Group [member] | Interest rate swap contract [member] | Central Bank Balances [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(16)	[6]
Cash flow hedge/currency translation reserve, Continuing hedges	30	[6]
Cash flow hedge/currency translation reserve, Discontinued hedges	20	[6]
Cash flow hedges [member] | The Group [member] | Foreign Exchange Contract [Member] | Foreign Currency Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(40)	[2]
Cash flow hedge/currency translation reserve, Continuing hedges	12	[2]
Cash flow hedge/currency translation reserve, Discontinued hedges	266	[2]
Cash flow hedges [member] | The Group [member] | Foreign Exchange Contract [Member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(62)	[5]
Cash flow hedge/currency translation reserve, Continuing hedges	70	[5]
Cash flow hedge/currency translation reserve, Discontinued hedges	(78)	[5]
Cash flow hedges [member] | The Bank [member] | Interest rate swap contract [member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(7)	[5]
Cash flow hedge/currency translation reserve, Continuing hedges	(14)	[5]
Cash flow hedge/currency translation reserve, Discontinued hedges	(9)	[5]
Cash flow hedges [member] | The Bank [member] | Interest rate swap contract [member] | Customer Loans [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	376	[1]
Cash flow hedge/currency translation reserve, Continuing hedges	982	[1]
Cash flow hedge/currency translation reserve, Discontinued hedges	620	[1]
Cash flow hedges [member] | The Bank [member] | Interest rate swap contract [member] | Central Bank Balances [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(107)	[6]
Cash flow hedge/currency translation reserve, Continuing hedges	83	[6]
Cash flow hedge/currency translation reserve, Discontinued hedges		[6]
Cash flow hedges [member] | The Bank [member] | Foreign Exchange Contract [Member] | Foreign Currency Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(41)	[2]
Cash flow hedge/currency translation reserve, Continuing hedges	11	[2]
Cash flow hedge/currency translation reserve, Discontinued hedges	£ 26	[2]

[1]	Included within loans and advances to customers.
[2]	Included within debt securities in issue.
[3]	Included within amounts due to fellow Lloyds Banking Group undertakings.
[4]	Included within financial assets at fair value through other comprehensive income.
[5]	Included within customer deposits.
[6]	Included within cash and balances at central banks.